Schedule of intangible assets (Details) - AUD ($)			12 Months Ended
		Feb. 19, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Carrying amount			$ 4,204,966	$ 3,720,272
Localista [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 58,500
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Carrying amount			3,474,451	2,780,538
Opening balance			2,780,538	945,820
Additions	[1]		1,629,897	2,482,843
Disposals
Amortisation expense			(935,984)	(648,125)
Carrying amount			3,474,451	2,780,538
Database [member]
IfrsStatementLineItems [Line Items]
Carrying amount			659,882	895,057
Opening balance			895,057	1,238,787
Additions			53,420	211,026
Disposals				(54,285)
Amortisation expense			(288,595)	(500,471)
Carrying amount			659,882	895,057
Websites [member]
IfrsStatementLineItems [Line Items]
Carrying amount			58,500
Opening balance
Additions	[2]		58,500
Disposals
Amortisation expense
Carrying amount			58,500
Trademark [member]
IfrsStatementLineItems [Line Items]
Carrying amount			12,133	29,314
Opening balance			15,363	18,593
Additions
Disposals
Amortisation expense			(3,230)	(3,230)
Carrying amount			12,133	15,363
Patent [member]
IfrsStatementLineItems [Line Items]
Carrying amount				15,363
Opening balance			29,314	31,979
Additions
Disposals			(29,314)
Amortisation expense				(2,665)
Carrying amount				$ 29,314

[1]	During the year ended 30 June 2024, the Company has capitalised a significant portion of its expenditure relating to the development of, amongst other things: Entity-based SEO technologies, upgrades to the technology Platform culminating in the release of version 3.0 (including enhanced metrics and reporting, Site Builder enhancements, expanded theme library, Campaign Manager enhancements, migration to Google Analytics 4 and keyword validation), performance-based pricing model, further development of the Locafy API to support the ingestion of data to produce web pages at scale and our Article Accelerator product. The Company is commercialising this developed technology and accordingly, the development expense will be amortized over future periods.
[2]	On 19 February 2024, the Company entered into an agreement with Localista to acquire the digital assets of scoop.com.au. The Company acquired the asset to bolster its existing portfolio of online directory assets (which includes Hotfrog, AussieWeb and PinkPages) and to further its R&D and commercial efforts. The scoop.com.au domain name is a well-recognised brand in the travel, lifestyle and entertainment niche and at the time of acquisition, the domain name had a Moz Domain Authority score of 36, approximately 48,000 backlinks (including approximately 5,000 Wikipedia backlinks) and ranked for over 157,000 relevant organic keywords (according to Semrush). Contemporaneously, the Company entered into a separate agreement with Localista to provide SEO consulting services to Localista. The SEO consulting services related to the upgrade of the entire website structure of an online property owned by Localista comprising in excess of 700,000 individual listing pages. The services were completed over a 3 month period ending in June 2024.